Derivative instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative financial assets	$ 139,597	$ 159,229	$ 176,084
Derivative financial liabilities	149,069	163,042	192,181
Notional values related to derivative financial assets and liabilities	12,526,000	12,461,000	12,369,000
Other notional values	20,526,000	21,346,000	20,366,000
Interest rate
Derivative [Line Items]
Derivative financial assets	48,800	52,500	55,600
Derivative financial liabilities	47,300	50,300	52,900
Notional values related to derivative financial assets and liabilities	3,472,000	3,469,000	3,524,000
Other notional values	20,200,000	21,010,000	20,074,000
Credit derivative
Derivative [Line Items]
Derivative financial assets	3,000	3,000	4,000
Derivative financial liabilities	3,800	3,700	4,700
Notional values related to derivative financial assets and liabilities	170,000	206,000	275,000
Foreign exchange
Derivative [Line Items]
Derivative financial assets	51,000	62,000	78,700
Derivative financial liabilities	52,000	59,100	89,900
Notional values related to derivative financial assets and liabilities	7,148,000	7,014,000	6,913,000
Other notional values	213,000	224,000	180,000
Equity / index
Derivative [Line Items]
Derivative financial assets	33,400	37,700	35,500
Derivative financial liabilities	41,400	45,800	41,400
Notional values related to derivative financial assets and liabilities	1,432,000	1,439,000	1,397,000
Other notional values	96,000	92,000	95,000
Commodity
Derivative [Line Items]
Derivative financial assets	2,600	3,000	2,000
Derivative financial liabilities	2,000	2,600	1,600
Notional values related to derivative financial assets and liabilities	153,000	152,000	143,000
Other notional values	18,000	20,000	16,000
Other
Derivative [Line Items]
Derivative financial assets	800	1,000	400
Derivative financial liabilities	2,600	1,500	1,600
Notional values related to derivative financial assets and liabilities	$ 151,000	$ 182,000	$ 117,000